4. Stock Options and Warrants: Schedule of Stock Options, Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Details
Options Outstanding, beginning of period	836,667	236,667
Options Outstanding, Weighted average exercise price, beginning of period	$ 1.43	$ 4.05
Options Granted	0	600,000
Options Granted, Weighted average exercise price	$ 0.40	$ 0.40
Options Exercised	0	0
Options Exercised, Weighted average exercise price	$ 0	$ 0
Options Expired	0	0
Options Expired, Weighted average exercise price	$ 0	$ 0
Options Outstanding, end of period	836,667	836,667
Options Outstanding, Weighted average exercise price, end of period	$ 1.43	$ 1.43
Options Exercisable at the end of period	811,667	611,667
Options Exercisable, Weighted average exercise price	$ 1.46	$ 1.81